Information by segment and main country - Main countries (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information by segment and main country [Line Items]
Revenue	€ 19,535	€ 19,482	€ 18,121
Netherlands [Member]
Information by segment and main country [Line Items]
Revenue	555	522	510
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	1,926	2,148	1,666
United States of America [Member]
Information by segment and main country [Line Items]
Revenue	6,636	6,667	6,050
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	9,080	9,864	9,493
China [Member]
Information by segment and main country [Line Items]
Revenue	2,432	2,707	2,380
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	313	340	353
Japan [Member]
Information by segment and main country [Line Items]
Revenue	1,314	1,186	1,045
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	302	550	491
Germany [Member]
Information by segment and main country [Line Items]
Revenue	1,113	1,087	1,032
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	511	308	263
France [Member]
Information by segment and main country [Line Items]
Revenue	545	505	519
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	545	46	30
Korea (Republic of) [Member]
Information by segment and main country [Line Items]
Revenue	509
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	49	611	3
Other countries [Member]
Information by segment and main country [Line Items]
Revenue	6,432	6,338	6,087
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	968	1,119	1,506
Foreign countries [member]
Information by segment and main country [Line Items]
Revenue	19,535	19,482	18,121
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts	€ 13,694	14,986	13,805
India [Member]
Information by segment and main country [Line Items]
Revenue		€ 470	€ 498